Issued Debt Instruments and Other Financial Liabilities (Details 4) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial liabilities [line items]
Notional amount	$ 377,131,597	$ 241,467,084	$ 177,224,139
Senior Bonds [Member] | CHF
Disclosure of financial liabilities [line items]
Notional amount	25
Series maximum amount	25
Senior Bonds [Member] | CHF | SantanderBondsCHFMember
Disclosure of financial liabilities [line items]
Notional amount	$ 150
Terms Years	P5Y7M6D
Description of Issuance rate (annual)	0.38% yearly
Series approval date	Mar. 12, 2019
Series maximum amount	$ 150	115
Maturity date	Sep. 27, 2024
Senior Bonds [Member] | CHF | SantanderBondsCHFSeriesCHFMember
Disclosure of financial liabilities [line items]
Notional amount		$ 115
Terms Years		P5Y3M19D
Issuance rate (annual)		0.441%
Series approval date		Sep. 21, 2018
Series maximum amount		$ 115
Maturity date		Dec. 21, 2023
Senior Bonds [Member] | CHF | SantanderBondsCHF1Member
Disclosure of financial liabilities [line items]
Notional amount	$ 100
Terms Years	P10Y
Description of Issuance rate (annual)	0,14% yearly
Series approval date	Aug. 29, 2019
Series maximum amount	$ 100
Maturity date	Aug. 29, 2029
Senior Bonds [Member] | AUD
Disclosure of financial liabilities [line items]
Notional amount	$ 185
Series maximum amount	185
Senior Bonds [Member] | AUD | SantanderBondsCHFMember
Disclosure of financial liabilities [line items]
Notional amount		$ 20
Series maximum amount		$ 20
Senior Bonds [Member] | AUD | Senior Bonds Related To AUD [Member]
Disclosure of financial liabilities [line items]
Notional amount	$ 22
Terms Years	P15Y	P5Y
Description of Issuance rate (annual)	3.66% yearly
Series approval date	May 20, 2019	Nov. 13, 2018
Series maximum amount	$ 22	$ 20
Maturity date	May 20, 2034	Nov. 13, 2023
Senior Bonds [Member] | AUD | Senior Bonds Related To AUD1 [Member]
Disclosure of financial liabilities [line items]
Notional amount	$ 20
Terms Years	P5Y
Description of Issuance rate (annual)	1.13% yearly
Series approval date	Jul. 11, 2019
Series maximum amount	$ 20
Maturity date	Jul. 11, 2024
Senior Bonds [Member] | AUD | Senior Bonds Related To AUD2 [Member]
Disclosure of financial liabilities [line items]
Notional amount	$ 28
Terms Years	P5Y
Description of Issuance rate (annual)	1.13% yearly
Series approval date	Jul. 17, 2019
Series maximum amount	$ 28
Maturity date	Jul. 17, 2024
Senior Bonds [Member] | AUD | Senior Bonds Related To AUD3 [Member]
Disclosure of financial liabilities [line items]
Notional amount	$ 15
Terms Years	P5Y
Description of Issuance rate (annual)	1.13% yearly
Series approval date	Jul. 17, 2019
Series maximum amount	$ 28
Maturity date	Jul. 17, 2024
Senior Bonds [Member] | AUD | Senior Bonds Related To AUD4 [Member]
Disclosure of financial liabilities [line items]
Notional amount	$ 75
Terms Years	P20Y
Description of Issuance rate (annual)	3.05% yearly
Series approval date	Aug. 30, 2019
Series maximum amount	$ 75
Maturity date	Feb. 28, 2039
Senior Bonds [Member] | AUD | Senior Bonds Related To AUD5 [Member]
Disclosure of financial liabilities [line items]
Notional amount	$ 12
Terms Years	P5Y
Description of Issuance rate (annual)	3.16% yearly
Series approval date	Nov. 12, 2019
Series maximum amount	$ 12
Maturity date	Nov. 20, 2034
Senior Bonds [Member] | AUD | Senior Bonds Related To AUD6 [Member]
Disclosure of financial liabilities [line items]
Notional amount	$ 13
Terms Years	P5Y
Description of Issuance rate (annual)	2.91% yearly
Series approval date	Nov. 21, 2019
Series maximum amount	$ 13
Maturity date	Nov. 27, 2034
Senior Bonds [Member] | EUR
Disclosure of financial liabilities [line items]
Notional amount	$ 55
Series maximum amount	65
Senior Bonds [Member] | EUR | SantanderBondsEURMember
Disclosure of financial liabilities [line items]
Notional amount	$ 30
Terms Years	P7Y
Issuance rate (annual)	1.10%
Series approval date	Feb. 01, 2019
Series maximum amount	$ 40	$ 66
Maturity date	Feb. 07, 2026
Senior Bonds [Member] | EUR | SantanderBondsEURSeriesEURMember
Disclosure of financial liabilities [line items]
Notional amount		$ 26
Terms Years		P7Y
Issuance rate (annual)		1.00%
Series approval date		May 04, 2018
Series maximum amount		$ 26
Maturity date		May 28, 2025
Senior Bonds [Member] | EUR | SantanderBondsEUR1SeriesEURMember
Disclosure of financial liabilities [line items]
Notional amount		$ 40
Terms Years		P12Y
Issuance rate (annual)		1.78%
Series approval date		Aug. 06, 2018
Series maximum amount		$ 40
Maturity date		Jun. 15, 2030
Senior Bonds [Member] | EUR | SantanderBondsEUR1Member
Disclosure of financial liabilities [line items]
Notional amount	$ 25
Terms Years	P5Y
Issuance rate (annual)	1.25%
Series approval date	Nov. 26, 2019
Series maximum amount	$ 25
Maturity date	Nov. 26, 2034
Senior Bonds [Member] | USD [Member] | SantanderBondsUSDMember
Disclosure of financial liabilities [line items]
Notional amount		$ 70
Series maximum amount		70
Senior Bonds [Member] | USD [Member] | USD [Member]
Disclosure of financial liabilities [line items]
Notional amount		$ 50
Terms Years		P10Y
Issuance rate (annual)		4.17%
Series approval date		Oct. 10, 2018
Series maximum amount		$ 50
Maturity date		Oct. 10, 2028
Senior Bonds [Member] | USD [Member] | SantanderBondsUSD1SeriesUSDMember
Disclosure of financial liabilities [line items]
Notional amount		$ 20
Terms Years		P2Y
Description of Issuance rate (annual)		0.03
Series approval date		Nov. 16, 2018
Series maximum amount		$ 20
Maturity date		Nov. 16, 2020
Senior Bonds [Member] | CLP | SantanderBondsUFMember
Disclosure of financial liabilities [line items]
Notional amount	$ 150,000	$ 225,000
Series maximum amount	225,000	30
Senior Bonds [Member] | CLP | P5 [Member]
Disclosure of financial liabilities [line items]
Notional amount	$ 75,000	$ 75,000
Terms Years	P2Y8M12D	P4Y
Issuance rate (annual)	5.30%	5.30%
Series approval date	Mar. 01, 2015	Mar. 05, 2015
Series maximum amount	$ 150,000	$ 150,000
Maturity date	Mar. 01, 2022	Mar. 01, 2022
Senior Bonds [Member] | CLP | U4 [Member]
Disclosure of financial liabilities [line items]
Notional amount		$ 75,000
Terms Years		P3Y4M24D
Description of Issuance rate (annual)		ICP + 1.00% yearly
Series approval date		Jan. 10, 2017
Series maximum amount		$ 75,000
Maturity date		Jan. 10, 2022
Senior Bonds [Member] | CLP | U3 [Member]
Disclosure of financial liabilities [line items]
Notional amount		$ 75,000
Terms Years		P2Y8M12D
Description of Issuance rate (annual)		ICP + 1.00% yearly
Series approval date		Jun. 11, 2018
Series maximum amount		$ 75,000
Maturity date		Jun. 11, 2021
Senior Bonds [Member] | CLP | U9 [Member]
Disclosure of financial liabilities [line items]
Notional amount	$ 75,000
Terms Years	P2Y9M18D
Description of Issuance rate (annual)	ICP + 0.80% yearly
Series approval date	Nov. 01, 2018
Series maximum amount	$ 75,000
Maturity date	Nov. 19, 2021
Senior Bonds [Member] | UF [Member] | SantanderBondsUFMember
Disclosure of financial liabilities [line items]
Notional amount		$ 23
Series maximum amount		30
Senior Bonds [Member] | UF [Member] | T1 [Member]
Disclosure of financial liabilities [line items]
Notional amount		$ 4
Terms Years		P2Y
Issuance rate (annual)		2.20%
Series approval date		Feb. 01, 2016
Series maximum amount		$ 7
Maturity date		Feb. 01, 2020
Senior Bonds [Member] | UF [Member] | T4 [Member]
Disclosure of financial liabilities [line items]
Notional amount		$ 4
Terms Years		P3Y
Issuance rate (annual)		2.35%
Series approval date		Feb. 01, 2016
Series maximum amount		$ 8
Maturity date		Aug. 01, 2021
Senior Bonds [Member] | UF [Member] | T11 [Member]
Disclosure of financial liabilities [line items]
Notional amount		$ 5
Terms Years		P7Y
Issuance rate (annual)		2.65%
Series approval date		Feb. 01, 2016
Series maximum amount		$ 5
Maturity date		Feb. 01, 2025
Senior Bonds [Member] | UF [Member] | T12 [Member]
Disclosure of financial liabilities [line items]
Notional amount		$ 5
Terms Years		P7Y
Issuance rate (annual)		2.70%
Series approval date		Feb. 01, 2016
Series maximum amount		$ 5
Maturity date		Aug. 01, 2025
Senior Bonds [Member] | UF [Member] | T15 [Member]
Disclosure of financial liabilities [line items]
Notional amount		$ 5
Terms Years		P11Y
Issuance rate (annual)		3.00%
Series approval date		Feb. 01, 2016
Series maximum amount		$ 5
Maturity date		Aug. 01, 2028
Senior Bonds [Member] | UF [Member] | T7 [Member]
Disclosure of financial liabilities [line items]
Notional amount	$ 5
Terms Years	P4Y
Issuance rate (annual)	2.50%
Series approval date	Feb. 01, 2016
Series maximum amount	$ 5
Maturity date	Feb. 01, 2023
Senior Bonds [Member] | UF [Member] | T8 [Member]
Disclosure of financial liabilities [line items]
Terms Years	P4Y7M6D
Issuance rate (annual)	2.55%
Series approval date	Feb. 01, 2016
Maturity date	Aug. 01, 2023
Senior Bonds [Member] | UF [Member] | T14 [Member]
Disclosure of financial liabilities [line items]
Notional amount	$ 9
Terms Years	P8Y
Issuance rate (annual)	2.80%
Series approval date	Feb. 01, 2016
Series maximum amount	$ 18
Maturity date	Feb. 01, 2027
Senior Bonds [Member] | UF [Member] | T6 [Member]
Disclosure of financial liabilities [line items]
Notional amount	$ 5
Terms Years	P10Y
Issuance rate (annual)	1.70%
Series approval date	Nov. 01, 2018
Series maximum amount	$ 5
Maturity date	May 01, 2029
Senior Bonds [Member] | UF [Member] | T10 [Member]
Disclosure of financial liabilities [line items]
Notional amount	$ 5
Terms Years	P5Y4M24D
Issuance rate (annual)	2.60%
Series approval date	Feb. 01, 2016
Series maximum amount	$ 5
Maturity date	Aug. 01, 2024
Senior Bonds [Member] | JPY [Member] | CurrentBondsJPYSeriesJPY1Member
Disclosure of financial liabilities [line items]
Notional amount		$ 3,000
Terms Years		P5Y
Issuance rate (annual)		56.00%
Series approval date		Oct. 30, 2018
Series maximum amount		$ 3,000
Maturity date		Oct. 30, 2023
Senior Bonds [Member] | JPY [Member] | CurrentBondsJPYSeriesJPYMember
Disclosure of financial liabilities [line items]
Notional amount		$ 4,000
Terms Years		P10Y7M6D
Issuance rate (annual)		0.65%
Series approval date		Jul. 13, 2018
Series maximum amount		$ 4,000
Maturity date		Jan. 13, 2029
Senior Bonds [Member] | JPY [Member] | CurrentBondsJPYMember
Disclosure of financial liabilities [line items]
Series maximum amount		$ 7,000